Capital Stock - Series B Preferred Stock Transactions - Additional Information (Detail) (USD $)	0 Months Ended					1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	0 Months Ended	3 Months Ended			12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Mar. 12, 2013	Jan. 22, 2013	May 12, 2008 Investor	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2014	Sep. 30, 2014	May 31, 2008	Dec. 31, 2013	Sep. 30, 2013	May 31, 2008	Dec. 31, 2008	Aug. 31, 2013	Jul. 31, 2013	Jul. 24, 2013	Dec. 31, 2012	Jun. 30, 2010
Class of Stock [Line Items]
Number of accredited investors					5
Warrants exercisable price			$ 0.20	$ 0.20											$ 0.25	$ 0.15
Issuance price per share	$ 0.09	$ 0.10	$ 0.20	$ 0.20
Convertible preferred stock, conversion price						$ 0.1500	$ 0.2000	$ 0.0667	$ 0.6447
Common Stock [Member]
Class of Stock [Line Items]
Issuance price per share							$ 0.20
Series B Warrants [Member]
Class of Stock [Line Items]
Number of warrants to purchase common stock					2
Warrants exercisable price																	$ 0.15
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of units issued					400,000
Number of Series B Preferred Stock for each Series B unit					1									1
Common stock purchase price, per share					1.00
Proceeds from issuance of preferred stock and warrants					400,000					$ 400,000
Initial conversion price					0.50					$ 0.50
Warrants exercisable price					0.50					$ 0.50			$ 0.50				$ 0.15
Number of years from issuance of warrants to convert as common stock					5 years					5 years
Convertible preferred stock, conversion price							$ 0.2000		$ 0.0667		$ 0.1452	$ 0.1500
Liquidation premium													6.00%
Preferred stock, shares issued						300,000			300,000		300,000							300,000
Preferred stock, shares outstanding						300,000			300,000		300,000							300,000
Anti-dilution provisions related to warrants and exercise price																			$ 0.25
Series B Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion ratio for each share					2					2			2